Shareholder Report, Holdings (Details)	May 31, 2024
C000234172 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000234172 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000234172 [Member] | Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000234172 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000234172 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
C000234172 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000234172 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000234172 [Member] | Retail Food And Drug [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000234172 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000234172 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000234172 [Member] | Services Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234177 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000234177 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000234177 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000234177 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000234177 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000234177 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000234177 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.00%	[2]
C000234177 [Member] | Industrial Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000234177 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234177 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000234177 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[2]
C000234177 [Member] | Credit Linked Note [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000234181 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000234181 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000234181 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[3]
C000234181 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000234180 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000234180 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000234180 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[4]
C000234180 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000234176 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000234176 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5]
C000234176 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234176 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234176 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000234176 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234176 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	69.00%	[5]
C000234176 [Member] | Industrial Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234176 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000234176 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000234176 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[5]
C000234176 [Member] | Credit Linked Note [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000234173 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000234173 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000234173 [Member] | Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000234173 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[6]
C000234173 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[6]
C000234173 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000234173 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000234173 [Member] | Retail Food And Drug [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000234173 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000234173 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000234173 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000234173 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000234173 [Member] | Services Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]

[1]	Percentage of total investments as of May 31, 2024.
[2]	Percentage of total investments as of May 31, 2024.
[3]	Percentage of total investments as of May 31, 2024.
[4]	Percentage of total investments as of May 31, 2024.
[5]	Percentage of total investments as of May 31, 2024.
[6]	Percentage of total investments as of May 31, 2024.